Accrued Expenses (Details Textual) - Junket Agents [Member]	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Accrued Expenses [Line Items]
Rolling Chip Turnover Percentage	16.00%	14.00%	10.00%
Percentage of Commission Payable	17.00%	17.00%	14.00%